Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 2,460,127	¥ 2,276,425
Available-for-sale debt securities, Allowance for credit losses	(159)	(153)	¥ 0
Available-for-sale debt securities, Gross unrealized gains	12,825	23,242
Available-for-sale debt securities, Gross unrealized losses	(365,434)	(124,623)
Available-for-sale debt securities, Fair value	2,107,359	2,174,891
Held-to-maturity securities, Amortized cost	114,757	114,312
Total amortized cost	2,574,884	2,390,737
Total allowance for credit losses	(159)	(153)
Total gross unrealized gains	24,825	44,371
Total gross unrealized losses	(365,887)	(124,623)
Total fair values	2,233,663	2,310,332
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	971,869	905,004
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	1,607	5,178
Available-for-sale debt securities, Gross unrealized losses	(227,391)	(77,569)
Available-for-sale debt securities, Fair value	746,085	832,613
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	381,625	333,449
Available-for-sale debt securities, Allowance for credit losses	(143)	(132)
Available-for-sale debt securities, Gross unrealized gains	818	2,482
Available-for-sale debt securities, Gross unrealized losses	(28,290)	(10,195)
Available-for-sale debt securities, Fair value	354,010	325,604
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	865,330	873,178
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	4,623	10,014
Available-for-sale debt securities, Gross unrealized losses	(97,798)	(33,632)
Available-for-sale debt securities, Fair value	772,155	849,560
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	43,160	29,349
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	44	112
Available-for-sale debt securities, Gross unrealized losses	(2,262)	(729)
Available-for-sale debt securities, Fair value	40,942	28,732
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	198,143	135,445
Available-for-sale debt securities, Allowance for credit losses	(16)	(21)
Available-for-sale debt securities, Gross unrealized gains	5,733	5,456
Available-for-sale debt securities, Gross unrealized losses	(9,693)	(2,498)
Available-for-sale debt securities, Fair value	194,167	138,382
Japanese government bond securities and other
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	114,757	114,312
Held-to-maturity securities, Allowance for credit losses	0	0
Held-to-maturity securities, Gross unrealized gains	12,000	21,129
Held-to-maturity securities, Gross unrealized losses	(453)	0
Held-to-maturity securities, Fair value	¥ 126,304	¥ 135,441